Trade Receivables and Contract Assets - Summary of Trade Receivables Breakdown by Geographical Area (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Trade Receivables And Contract Assets [Line Items]
Trade receivables	€ 302,655	€ 308,425
EMEA
Trade Receivables And Contract Assets [Line Items]
Trade receivables	147,675	176,638
APAC
Trade Receivables And Contract Assets [Line Items]
Trade receivables	43,989	37,574
North America
Trade Receivables And Contract Assets [Line Items]
Trade receivables	101,416	79,529
South America
Trade Receivables And Contract Assets [Line Items]
Trade receivables	€ 9,575	€ 14,684